Business combinations (Acquisition of Ruzhou Xuji Wind Power Generation Co., Ltd.) (Identifiable assets and liabilities of acquiree as at acquisition date) (Detail) - Ruzhou Xuji Wind Power Generation [member]
¥ in Thousands
Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 4,000
Other receivables and assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	16,080
Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	11,893
Accounts payable and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ (23,973)